Income Taxes - Income tax benefit (expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense:
Current income tax benefit (expense)	$ (21)	$ (13)	$ (14)
Adjustments in respect of current income tax of previous year	(6)	(3)	(5)
Deferred tax
Net operating and investment allowance carryforwards	(20)	(74)	(44)
Currency effect on non-monetary assets of subsidiary	(45)	23	(12)
Other change in temporary differences	0	1	(11)
Income tax expense reported in the consolidated statements of operations	$ (92)	$ (66)	$ (86)